Intangible Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Amortization expenses on intangible assets other than goodwill	₺ 1,920,756	₺ 1,580,319	₺ 1,095,401
Impairment losses on intangible assets	2,540	3,232	1,986
Internally generated [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized cost	206,064	171,442
Amortization expense	₺ 47,591	₺ 40,934	₺ 37,532